Investments (excluding Consolidated Investment Entities) - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment [Line Items]
Percentage collateralized of mortgage backed securities including interest-only strip or principal-only strip			33.10%	32.80%
Payables under securities loan agreement, including collateral held	$ 470,600,000		$ 1,509,800,000	$ 1,781,800,000
Securities received as collateral	376,500,000		619,500,000	1,000,000,000
Average market value of fixed maturities with unrealized capital losses aged more than twelve months	89.30%		88.30%	82.10%
Fair value of investments	72,896,000,000		74,021,700,000	70,769,700,000
Gross unrealized losses	988,100,000		289,600,000	918,500,000
Troubled debt restructured loans			0	15,700,000	0
Maximum loan to value ratio generally allowed	75.00%		75.00%
Impairments on mortgage loans			7,700,000	9,300,000	13,500,000
Number of loans in foreclosure	4		4	0
Number of loans in arrears	0		0	0
Loans in foreclosure, at amortized cost	9,000,000		9,000,000	0	0
Benchmark loan to value ratio, greater than indicates unpaid loan amount exceeds underlying collateral	100.00%		100.00%
Investments in fixed maturities not producing income	100,000		300,000
Investment concentration risk | Stockholders' equity
Investment [Line Items]
Concentration risk, percentage	10.00%		10.00%
Private placement debt
Investment [Line Items]
Number of troubled debt restructuring contracts			1	1
Troubled debt restructurings pre-modification carrying value			1,200,000	55,100,000
Troubled debt restructurings post-modification carrying value				52,200,000
Troubled debt restructured loans			0
Commercial Real Estate Portfolio Segment
Investment [Line Items]
Number of troubled debt restructuring contracts			0	2
Credit related impairment
Investment [Line Items]
Write-downs related to credit impairments	10,800,000	8,600,000	47,300,000	72,500,000	339,700,000
Intent related impairment
Investment [Line Items]
Write-down related to intent impairments	7,400,000	4,400,000	7,800,000	430,200,000	551,100,000
Fixed maturities
Investment [Line Items]
Investments in fixed maturities not producing income			300,000	200,000
Subprime mortgage-backed securities
Investment [Line Items]
Fair value of investments			967,300,000	974,200,000
Gross unrealized losses			89,100,000	272,100,000
Percent of total fixed maturities		1.10%	1.30%	1.30%
Fair value of investments		802,800,000	967,300,000
Gross unrealized losses		50,200,000	89,100,000
Alt-A residential mortgage-backed securities
Investment [Line Items]
Fair value of investments			411,300,000	410,800,000
Gross unrealized losses	25,800,000		47,900,000	117,600,000
Percent of total fixed maturities	0.50%		0.50%	0.60%
Commercial mortgage-backed securities
Investment [Line Items]
Fair value of investments			4,900,000,000	5,500,000,000
Gross unrealized losses			6,100,000	149,200,000
Commercial mortgage-backed securities | Intent related impairment
Investment [Line Items]
Write-down related to intent impairments	100,000	1,700,000	1,700,000	124,300,000	31,700,000
Other asset-backed securities
Investment [Line Items]
Fair value of investments	1,400,000,000		1,600,000,000	1,500,000,000
Gross unrealized losses	3,000,000		1,800,000	1,300,000
Other asset-backed securities | Intent related impairment
Investment [Line Items]
Write-down related to intent impairments	7,300,000	200,000	200,000	183,800,000	393,800,000
Credit Card Receivable [Member]
Investment [Line Items]
Percent of total fixed maturities	40.00%		40.50%	43.10%
Collateralized Loan Obligations [Member]
Investment [Line Items]
Percent of total fixed maturities	3.50%		4.10%	4.60%
Automobile Loan [Member]
Investment [Line Items]
Percent of total fixed maturities	35.50%		33.30%	27.90%
Fixed maturities
Investment [Line Items]
Fair value of fixed maturies with OTTI	7,600,000,000		9,000,000,000	9,300,000,000
Securities Pledged as Collateral
Investment [Line Items]
Fair value of loaned securities	363,300,000		601,800,000	1,000,000,000
Cash collateral, included in Payables
Investment [Line Items]
Payables under securities loan agreement, including collateral held	$ 376,500,000		$ 619,500,000	$ 1,000,000,000